Real Estate Owned (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of Real Estate Owned Activity
Balance, beginning of year	$ 5,020
Transfers into real estate owned	7,680
Transfers into operations
Sale of real estate owned	(3,906)
Write down of real estate owned	(1,321)
Balance, end of year	7,473
Commercial Properties [Member]
Summary of Real Estate Owned Activity
Balance, beginning of year	1,777
Transfers into real estate owned	6,000
Transfers into operations
Sale of real estate owned	(1,956)
Write down of real estate owned	(439)
Balance, end of year	5,382
Residential Properties [Member]
Summary of Real Estate Owned Activity
Balance, beginning of year	1,683
Transfers into real estate owned	315
Transfers into operations
Sale of real estate owned	(1,153)
Write down of real estate owned	(149)
Balance, end of year	696
Bank Properties [Member]
Summary of Real Estate Owned Activity
Balance, beginning of year	1,560
Transfers into real estate owned	1,365
Transfers into operations
Sale of real estate owned	(797)
Write down of real estate owned	(733)
Balance, end of year	$ 1,395